Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Rental Expense
For the year ending	Amount
December 31, 2014	$51,256
December 31, 2015	$51,256
December 31, 2016	$51,256
December 31, 2017	$38,442
Total	$192,210

Charter Hire
For the year ending	Amount
December 31, 2014	$6,516,098
Total	$6,516,098

Newbuilding Commitments
For the year ending	Amount
December 31, 2014	$109,499,594
December 31, 2015	37,545,616
Total	$147,045,210